Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2025
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Not Adopted [Text Block]	Our Insider Trading Policy prohibits directors, officers, 10% stockholders, employees of the Company and any related persons (as defined in our Insider Trading Policy) (collectively, “Insiders”) from purchasing or selling our securities while in possession of material non-public information (“MNPI”) and contains restrictions relating to pre-clearance procedures and blackout periods. Notwithstanding, Insiders may engage in transactions of Company securities pursuant to a written trading plan that satisfies the requirements of Rule 10b5-1 of the Exchange Act.